Benefit Plans (Plan Assets Categories) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 221,314	¥ 211,921	¥ 202,368
Japan | Life Insurance Company General Account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		98,967	96,469
Japan | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	42,425	28,124
Japan | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		9,150	9,309
Japan | Pooled Funds Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	14,059	14,802
Japan | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,965	1,889
Japan | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		10,910	21,783
Japan | Investments Measured at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	43,838	39,545
Japan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		20,062	31,094
Japan | Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		9,150	9,309
Japan | Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		2	2
Japan | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		10,910	21,783
Japan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		157,414	141,282
Japan | Level 2 | Life Insurance Company General Account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		98,967	96,469
Japan | Level 2 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	42,425	28,124
Japan | Level 2 | Pooled Funds Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	14,059	14,802
Japan | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,963	1,887
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		37,891	35,334	¥ 32,912
Foreign Pension Plans | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	5,097	3,326
Foreign Pension Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,066	1,064
Foreign Pension Plans | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,103	1,314
Foreign Pension Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		95	113
Foreign Pension Plans | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		6,010	6,994
Foreign Pension Plans | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		806	738
Foreign Pension Plans | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,385	1,371
Foreign Pension Plans | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[5]	22,329	20,414
Foreign Pension Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		12,008	11,171
Foreign Pension Plans | Level 1 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	5,097	3,326
Foreign Pension Plans | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		95	113
Foreign Pension Plans | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		6,010	6,994
Foreign Pension Plans | Level 1 | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		806	738
Foreign Pension Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		25,883	24,163
Foreign Pension Plans | Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,066	1,064
Foreign Pension Plans | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,103	1,314
Foreign Pension Plans | Level 2 | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,385	1,371
Foreign Pension Plans | Level 2 | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[5]	¥ 22,329	¥ 20,414

[1]	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
[2]	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
[3]	Certain investments that are measured at fair value using the net asset value per share or its equivalent practical expedient have not been classified in the fair value hierarchy. Those are invested in real estate funds, multi-strategy hedge funds and large-scale solar power generation business funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.
[4]	This category includes pooled funds that mainly invest in U.S. equity securities that are listed on securities exchanges.
[5]	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.